Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Operations - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses
General and administrative expenses	$ (2,045)	$ (1,653)	$ (2,450)
Operating loss	(2,045)	(1,653)	(2,450)
Share of losses of subsidiaries and Consolidated VIEs	(24,876)	(37,208)	(54,152)
Loss before income taxes	(26,921)	(38,861)	(56,602)
Income tax expense
Net loss	$ (26,921)	$ (38,861)	$ (56,602)